Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans [Abstract]
Total number of shares held by ESOP (in shares)	313,114	292,680
Number of ESOP shares allocated (in shares)	313,114	292,680
ESOP [Abstract]
Number of shares issued (in shares)	18,522	0
Fair value of stock contributed	$ 575	$ 0
Cash contributed	0	580
Total expense	575	580
Cash surrender value of life insurance contracts	37,317
Cash surrender value of annuity assets	2,310
Expected payments of covered individuals	9,192	8,973
Deferred Profit Sharing [Member]
Employee Benefit Plans [Abstract]
Contributions charged to expense	256	265
Supplemental Employee Retirement Plan [Member]
ESOP [Abstract]
Expenses related to plan	458	830
Postretirement Benefit [Member]
ESOP [Abstract]
Total postretirement benefit	$ 3,309	$ 3,843